Investment Strategy	Mar. 12, 2025
Westwood LBRTY International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the TOBAM LBRTY® All World Ex US Equity Index (the “Underlying Index”). The Fund is a passively managed exchange-traded fund (“ETF”). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities included in the Underlying Index.

The Underlying Index is based on a proprietary methodology created by TOBAM Asset Management (“TOBAM”), and it follows a non-discretionary, rules-based methodology to determine the universe of potential Underlying Index components. The Index is owned and administered by TOBAM (“Index Provider”). The Index is calculated and published by Solactive AG (“Calculation Agent”).

The Underlying Index is designed to provide investors with broad, diversified exposure to international markets while adhering to a specific set of principles aimed at promoting freedom, open markets, and reduced exposure to authoritarian influences. The Underlying Index uses a proprietary methodology developed by TOBAM that seeks to minimize concentration risk by diversifying across sectors, countries, and individual stocks. In addition, the Underlying Index screens out companies and countries that exhibit characteristics associated with high levels of political control, authoritarian governance, or restricted economic freedoms. By focusing on these principles, the Underlying Index aims to offer exposure that not only reflects the performance of international equity markets but also aligns with values supporting liberty and democracy. This approach ensures that the Underlying Index captures a wide array of opportunities while remaining true to its guiding ethos.

The Index Provider begins with the full universe of securities within the TOBAM Universe All World Index that have not been classified by TOBAM as U.S. securities. Under the Index Methodology, securities whose primary listing is quoted on a US market are assigned a TOBAM Country of USA. Equities listed on a regulated exchange from an eligible country are eligible for inclusion within the Underlying Index and may include both common stocks and preferred stocks. If a depositary receipt (“DR”) is more liquid than its corresponding stock, the Index Provider may select the DR. The equities selected are primarily large- and mid-capitalization companies. The market capitalization ranges will change over time and vary depending on the market type. As of December 31, 2024, the minimum market capitalization in the developed markets was $12.75 billion for the Americas, $2 billion for Asia, and $3.25 billion for Europe, Middle East and Africa (“EMEA”). As of December 31, 2024, the minimum market capitalization in the emerging markets was $0.6 billion for the Americas, $1.0 billion for Asia and $0.4 billion for EMEA. The Index Provider’s comprehensive approach acts on two levels: 1. Country: excluding countries lacking basic civil liberties and democratic rights, and 2. Stock: within eligible countries, favoring stocks with low exposure to authoritarian countries. The Underlying Index is market-cap weighted with a cap on maximum weight of 4.5% and a minimum weight of 0.01%. The number of constituents will vary over time.

The Index Provider looks at inputs from distinct data sets, such as – functioning of the government, civil liberty, rule of law and corruption, political participation, inclusiveness, political culture, freedom of expression, pluralism and electoral process – in determining whether a country has characteristics associated with high levels of political control, authoritarian governance, or restricted economic freedoms. Countries that the Index Provider has currently classified as exhibiting characteristics associated with high levels of political control, authoritarian governance, or restricted economic freedoms are: Thailand, Hong Kong, Mexico, Kuwait, Turkey, Qatar, Pakistan, UAE, Egypt, Russia, Saudi Arabia and China. With respect to individual companies, the Index Provider considers a company’s overall economic exposure to an authoritarian country.

The Underlying Index is rebalanced quarterly. The Index Provider is not affiliated with either the Fund’s adviser or sub-adviser.

The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. The Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. “Replication” is a passive indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as the underlying index. However, under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Underlying Index. In these circumstances, the Fund may utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. To the extent the Fund uses a representative sampling strategy, it would hold a significant number of the constituent securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index.

The Fund’s portfolio will be rebalanced quarterly in accordance with the quarterly rebalancing of the Underlying Index.

The Fund is classified as “diversified” under the Investment Company Act of 1940 (the “1940 Act”). However, the Fund may operate as a “non-diversified” fund, as defined by the 1940 Act, to the approximate extent the Underlying Index is non-diversified. The Fund may, therefore, operate as non-diversified solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would.

To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries.

Westwood LBRTY Global Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the TOBAM LBRTY® All World Equity Index (the “Underlying Index”). The Fund is a passively managed exchange-traded fund (“ETF”). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities included in the Underlying Index.

The Underlying Index is based on a proprietary methodology created by TOBAM Asset Management (“TOBAM”), and it follows a non-discretionary, rules-based methodology to determine the universe of potential Underlying Index components. The Index is owned and administered by TOBAM (“Index Provider”). The Index is calculated and published by Solactive AG (“Calculation Agent”).

The Underlying Index is designed to provide investors with broad, diversified exposure to global markets while adhering to a specific set of principles aimed at promoting freedom, open markets, and reduced exposure to authoritarian influences. The Underlying Index uses a proprietary methodology developed by TOBAM that seeks to minimize concentration risk by diversifying across sectors, countries, and individual stocks. In addition, the Underlying Index screens out companies and countries that exhibit characteristics associated with high levels of political control, authoritarian governance, or restricted economic freedoms. By focusing on these principles, the Underlying Index aims to offer exposure that not only reflects the performance of global equity markets but also aligns with values supporting liberty and democracy. This approach ensures that the Underlying Index captures a wide array of opportunities while remaining true to its guiding ethos.

The Index Provider begins with the full universe of securities within the TOBAM Universe All World Index. Equities listed on a regulated exchange from an eligible country are eligible for inclusion within the Underlying Index and may include both common stocks and preferred stocks. If a depositary receipt (“DR”) is more liquid than its corresponding stock, the Index Provider may select the DR. The equities selected are primarily large- and mid-capitalization companies. The market capitalization ranges will change over time and vary depending on the market type. As of December 31, 2024, the minimum market capitalization in the developed markets was $12.75 billion for the Americas, $2 billion for Asia, and $3.25 billion for Europe, Middle East and Africa (“EMEA”). As of December 31, 2024, the minimum market capitalization in the emerging markets was $0.6 billion for the Americas, $1.0 billion for Asia and $0.4 billion for EMEA. The Index Provider’s comprehensive approach acts on two levels: 1. Country: excluding countries lacking basic civil liberties and democratic rights, and 2. Stock: within eligible countries, favoring stocks with low exposure to authoritarian countries. The Underlying Index is market-cap weighted with a cap on maximum weight of 4.5% and a minimum weight of 0.01%. The number of constituents will vary over time.

The Index Provider looks at inputs from distinct data sets, such as – functioning of the government, civil liberty, rule of law and corruption, political participation, inclusiveness, political culture, freedom of expression, pluralism and electoral process – in determining whether a country has characteristics associated with high levels of political control, authoritarian governance, or restricted economic freedoms. Countries that the Index Provider has currently classified as exhibiting characteristics associated with high levels of political control, authoritarian governance, or restricted economic freedoms are: Thailand, Hong Kong, Mexico, Kuwait, Turkey, Qatar, Pakistan, UAE, Egypt, Russia, Saudi Arabia and China. With respect to individual companies, the Index Provider considers a company’s overall economic exposure to an authoritarian country.

The Underlying Index is rebalanced quarterly. The Index Provider is not affiliated with either the Fund’s adviser or sub-adviser.

The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. The Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. “Replication” is a passive indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as the underlying index. However, under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Underlying Index. In these circumstances, the Fund may utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. To the extent the Fund uses a representative sampling strategy, it would hold a significant number of the constituent securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index.

The Fund’s portfolio will be rebalanced quarterly in accordance with the quarterly rebalancing of the Underlying Index.

The Fund is classified as “diversified” under the Investment Company Act of 1940 (the “1940 Act”). However, the Fund may operate as a “non-diversified” fund, as defined by the 1940 Act, to the approximate extent the Underlying Index is non-diversified. The Fund may, therefore, operate as non-diversified solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would.

To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries.

Westwood LBRTY Emerging Markets Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the TOBAM LBRTY® Emerging Market Equity Index (the “Underlying Index”). The Fund is a passively managed exchange-traded fund (“ETF”). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities included in the Underlying Index.

The Underlying Index is based on a proprietary methodology created by TOBAM Asset Management (“TOBAM”), and it follows a non-discretionary, rules-based methodology to determine the universe of potential Underlying Index components. The Index is owned and administered by TOBAM (“Index Provider”). The Index is calculated and published by Solactive AG (“Calculation Agent”).

The Underlying Index is designed to provide investors with broad, diversified exposure to emerging markets while adhering to a specific set of principles aimed at promoting freedom, open markets, and reduced exposure to authoritarian influences. The Underlying Index uses a proprietary methodology developed by TOBAM that seeks to minimize concentration risk by diversifying across sectors, countries, and individual stocks. In addition, the Underlying Index screens out companies and countries that exhibit characteristics associated with high levels of political control, authoritarian governance, or restricted economic freedoms. By focusing on these principles, the Underlying Index aims to offer exposure that not only reflects the performance of emerging market equities but also aligns with values supporting liberty and democracy. This approach ensures that the Underlying Index captures a wide array of opportunities while remaining true to its guiding ethos.

The Index Provider begins with the full universe of securities within the TOBAM Universe Emerging Index. The Index Provider classifies a country as an emerging market depending on the level of maturity of the stock equity market and the economic development of the country following gross national income as defined by the World Bank’s high-income threshold as a reference. The Index Provider currently considers emerging markets to include: Brazil, Chile, Colombia, Mexico, Peru, China, India, Indonesia, Malaysia, Philippines, South Korea, Taiwan, Thailand, Czech Republic, Greece, Hungary, Poland, Russia, South Africa, and Turkey. Equities listed on a regulated exchange from an eligible country are eligible for inclusion within the Underlying Index and may include both common stocks and preferred stocks. If a depositary receipt (“DR”) is more liquid than its corresponding stock, the Index Provider may select the DR. The equities selected are primarily large- and mid-capitalization companies. The market capitalization ranges will change over time and vary depending on the market type. As of December 31, 2024, the minimum market capitalization in the emerging markets was $0.6 billion for the Americas, $1.0 billion for Asia and $0.4 billion for Europe, Middle East and Africa (“EMEA”). The Index Provider’s comprehensive approach acts on two levels: 1. Country: excluding countries lacking basic civil liberties and democratic rights, and 2. Stock: within eligible countries, favoring stocks with low exposure to authoritarian countries. The Underlying Index is market-cap weighted with a cap on maximum weight of 4.5% and a minimum weight of 0.01%. The number of constituents will vary over time.

The Index Provider looks at inputs from distinct data sets, such as – functioning of the government, civil liberty, rule of law and corruption, political participation, inclusiveness, political culture, freedom of expression, pluralism and electoral process – in determining whether a country has characteristics associated with high levels of political control, authoritarian governance, or restricted economic freedoms. Countries that the Index Provider has currently classified as exhibiting characteristics associated with high levels of political control, authoritarian governance, or restricted economic freedoms are: Thailand, Hong Kong, Mexico, Kuwait, Turkey, Qatar, Pakistan, UAE, Egypt, Russia, Saudi Arabia and China. With respect to individual companies, the Index Provider considers a company’s overall economic exposure to an authoritarian country.

The Underlying Index is rebalanced quarterly. As of the date of this Prospectus, the Underlying Index has significant exposure to India and Taiwan. The Index Provider is not affiliated with either the Fund’s adviser or sub-adviser.

The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. The Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. “Replication” is a passive indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as the underlying index. However, under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Underlying Index. In these circumstances, the Fund may utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. To the extent the Fund uses a representative sampling strategy, it would hold a significant number of the constituent securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index.

The Fund’s portfolio will be rebalanced quarterly in accordance with the quarterly rebalancing of the Underlying Index.

The Fund is classified as “diversified” under the Investment Company Act of 1940 (the “1940 Act”). However, the Fund may operate as a “non-diversified” fund, as defined by the 1940 Act, to the approximate extent the Underlying Index is non-diversified. The Fund may, therefore, operate as non-diversified solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would.

To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries.